VCC MORTGAGE SECURITIES, LLC ABS-15G

Exhibit 99.14

Seller	Alt Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?

XXXX	746118			Closed	2025-07-02 14:30	2025-07-02 20:07	Resolved	1 - Information	Property	Missing Doc	Missing Appraisal (Property)	Resolved-Appraisal or other primary valuation product was provided - Due Diligence Vendor-07/02/2025 Open-Appraisal or other primary valuation product is missing - Due Diligence Vendor-07/02/2025		Resolved-Appraisal or other primary valuation product was provided - Due Diligence Vendor-07/02/2025	XXXXXXXXXX Appraisal.pdf							XXXXXXX	N/A	N/A